License and Asset Sale Transaction (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
License and Asset Sale Transaction [Line Items]
Company paid	$ 3,062,500	$ 3,062,500,000
Closing transaction	437,500	437,500,000
Recognized transaction costs	$ 400,000	$ 2,600,000